Risk management - Management adjustments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk management [abstract]
Economic sector based adjustments	€ 71	€ 341
Second order impact adjustments	334
Payment holiday adjustments		32
Mortgage portfolio adjustments	105	124
Other post model adjustments	(57)	121
Total management adjustments	453	618
Economic sector based adjustments, clients that have benefitted from COVID-19 government support programmes	61
Economic section based adjustments, overlay for livestock farming sector	10
Disclosure of operating segments [line items]
Second order impact adjustments	334
Retail Banking
Risk management [abstract]
Second order impact adjustments	164
Disclosure of operating segments [line items]
Second order impact adjustments	164
Second order impact adjustments, clients participating in payment holiday scheme	22
Wholesale Banking
Risk management [abstract]
Second order impact adjustments	170
Disclosure of operating segments [line items]
Second order impact adjustments	€ 170